SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Statement [Abstract]
Interest paid	$ 196	$ 156
Income taxes paid (received)	$ 34	$ 31